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                 The Guardian Life Insurance Company of America
                                7 Hanover Square
                           New York, New York  10004


November 15, 2005

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

     Re: The Park Avenue Portfolio -- Post-Effective Amendment No. 38 to Registration Statement (Securities Act Reg. No. 33-23966; 1940 Act File No. 811-5641)

Ladies and Gentlemen:

On behalf of The Park Avenue Portfolio (the "Portfolio"), an open-end management investment company registered under the Investment Company Act of 1940, transmitted herewith under the Securities Act of 1933 (the "Securities Act") is Post-Effective Amendment No. 38 to the Portfolio's Registration Statement on Form N-1A (the "Amendment").

The Amendment is being filed pursuant to paragraph (a)(1) of Rule 485 under the Securities Act primarily to reflect changes in fundamental investment policies that are being proposed for approval at a Special Meeting of Shareholders of the series funds of the Portfolio, to be held on November 15, 2005, to incorporate changes in response to SEC Staff comments and file any necessary exhibits.

Please direct any comments on this filing to the undersigned at (212) 598-1297.

Sincerely,


Kathleen M. Moynihan
Assistant Counsel